Variable interest entities (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) lawsuit	Dec. 31, 2020 USD ($)
Variable interest entities
Number of underlying litigation matters | lawsuit	2
Line of credit	$ 0	$ 0
VIE not primary beneficiary
Variable interest entities
Total on balance sheet exposure	16,355,000	14,910,000
Off-balance sheet - undrawn commitments	6,378,000	8,935,000
Maximum exposure to loss	$ 22,733,000	$ 23,845,000